Other Assets - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Miscellaneous assets [abstract]
Prepaid expenses		¥ 186,383	¥ 157,925
Accrued income		922,193	877,090
Receivables from brokers, dealers and customers for securities transactions		6,811,641	3,290,628
Cash collateral provided for derivative and other financial transactions		2,348,950	1,856,606
Retirement benefit assets		629,301	513,068
Security deposits		77,916	80,575
Assets held for sale	[1]	728,576
Others		1,360,977	1,208,080
Total other assets		¥ 13,065,937	¥ 7,983,972

[1]	The assets related to SMBC MANUBANK’s commercial banking business and certain other loans were classified as held for sale during the fiscal year ended March 31, 2026.